Loans and Allowance for Credit Losses	3 Months Ended
Jan. 31, 2026
Disclosure of Loans and Allowance for Credit Losses [Abstract]
Loans and Allowance for Credit Losses
Note 3: Loans and Allowance for Credit Losses
Allowance for Credit Losses
The ACL recorded in our Consolidated Balance Sheet is maintained at a level we consider adequate to absorb credit-related losses on our loans and other credit instruments. The ACL amounted to $5,753 million as at January 31, 2026 ($5,739 million as at October 31, 2025) of which $5,067 million ($5,050 million as at October 31, 2025) was recorded in loans and $686 million ($689 million as at October 31, 2025) was recorded in other liabilities in our Consolidated Balance Sheet. Changes in gross balances, including originations, maturities, sales, write-offs and repayments in the normal course of operations, impact the ACL.

The following tables show the continuity in the loss allowance by product type for the three months ended January 31, 2026 and January 31, 2025. Transfers represent the amount of ECL that moved between stages during the period, for example, moving from a 12-month (Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include the ECL impact of new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	January 31, 2026				January 31, 2025
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Balance as at beginning of period	$56	$179	$12	$247	$56	$186	$19	$261
Transfer to Stage 1	22	(21)	(1)	–	45	(44)	(1)	–
Transfer to Stage 2	(4)	18	(14)	–	(2)	7	(5)	–
Transfer to Stage 3	–	(14)	14	–	–	(8)	8	–
Net remeasurement of loss allowance	(20)	27	20	27	(42)	51	13	22
Loan originations	3	–	–	3	5	–	–	5
Derecognitions and maturities	(2)	(6)	–	(8)	(1)	(4)	–	(5)
Total PCL (2)	(1)	4	19	22	5	2	15	22
Write-offs (3)	–	–	(2)	(2)	–	–	(1)	(1)
Recoveries of previous write-offs	–	–	3	3	–	–	1	1
Foreign exchange and other	–	(3)	(15)	(18)	1	3	(12)	(8)
Balance as at end of period	$55	$180	$17	$252	$62	$191	$22	$275
Loans: Consumer instalment and other personal
Balance as at beginning of period	$200	$555	$160	$915	$197	$471	$175	$843
Transfer to Stage 1	84	(81)	(3)	–	73	(67)	(6)	–
Transfer to Stage 2	(17)	27	(10)	–	(13)	25	(12)	–
Transfer to Stage 3	(2)	(47)	49	–	(2)	(42)	44	–
Net remeasurement of loss allowance	(72)	116	134	178	(68)	131	138	201
Loan originations	6	–	–	6	9	–	–	9
Derecognitions and maturities	(4)	(9)	–	(13)	(5)	(9)	–	(14)
Total PCL (2)	(5)	6	170	171	(6)	38	164	196
Write-offs (3)	–	–	(184)	(184)	–	–	(170)	(170)
Recoveries of previous write-offs	–	–	33	33	–	–	28	28
Foreign exchange and other	(2)	(3)	4	(1)	3	5	(14)	(6)
Balance as at end of period	$193	$558	$183	$934	$194	$514	$183	$891
Loans: Credit cards
Balance as at beginning of period	$188	$603	$–	$791	$233	$472	$–	$705
Transfer to Stage 1	94	(94)	–	–	66	(66)	–	–
Transfer to Stage 2	(17)	17	–	–	(22)	22	–	–
Transfer to Stage 3	(2)	(120)	122	–	(2)	(107)	109	–
Net remeasurement of loss allowance	(63)	201	62	200	(60)	175	79	194
Loan originations	9	–	–	9	15	–	–	15
Derecognitions and maturities	(3)	(12)	–	(15)	(2)	(9)	–	(11)
Total PCL (2)	18	(8)	184	194	(5)	15	188	198
Write-offs (3)	–	–	(208)	(208)	–	–	(223)	(223)
Recoveries of previous write-offs	–	–	42	42	–	–	53	53
Foreign exchange and other	(1)	(2)	(18)	(21)	1	5	(18)	(12)
Balance as at end of period	$205	$593	$–	$798	$229	$492	$–	$721
Loans: Business and government
Balance as at beginning of period	$931	$1,997	$858	$3,786	$892	$1,698	$537	$3,127
Transfer to Stage 1	114	(110)	(4)	–	159	(143)	(16)	–
Transfer to Stage 2	(71)	97	(26)	–	(111)	149	(38)	–
Transfer to Stage 3	(2)	(86)	88	–	(2)	(138)	140	–
Net remeasurement of loss allowance	(60)	182	308	430	(147)	388	406	647
Loan originations	84	–	–	84	78	–	–	78
Derecognitions and maturities	(37)	(113)	–	(150)	(38)	(85)	–	(123)
Total PCL (2)	28	(30)	366	364	(61)	171	492	602
Write-offs (3)	–	–	(237)	(237)	–	–	(253)	(253)
Recoveries of previous write-offs	–	–	57	57	–	–	61	61
Foreign exchange and other	(26)	(75)	(100)	(201)	29	69	(84)	14
Balance as at end of period	$933	$1,892	$944	$3,769	$860	$1,938	$753	$3,551
Total as at end of period	$1,386	$3,223	$1,144	$5,753	$1,345	$3,135	$958	$5,438
Comprising: Loans	$1,107	$2,871	$1,089	$5,067	$1,093	$2,825	$874	$4,792
Other credit instruments (4)	279	352	55	686	252	310	84	646
(1)Includes changes in the allowance for purchased credit impaired (PCI) loans.
(2)Excludes PCL on other assets of $(5) million for the three months ended January 31, 2026 ($(7) million for the three months ended January 31, 2025).
(3)Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.
(4)Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.
Credit Risk Exposure
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at January 31, 2026 and October 31, 2025. Stage 1 represents performing loans carried with up to a 12-month ECL, Stage 2 represents performing loans carried with a lifetime ECL, and Stage 3 represents loans with a lifetime ECL that are credit impaired.

(Canadian $ in millions)
For the three months ended	January 31, 2026				October 31, 2025
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages (2)
Exceptionally low	$–	$–	$–	$–	$1	$–	$–	$1
Very low	115,868	1,031	–	116,899	110,299	844	–	111,143
Low	42,607	5,539	–	48,146	50,148	3,051	–	53,199
Medium	4,732	6,747	–	11,479	7,048	6,713	–	13,761
High	239	3,299	–	3,538	240	3,032	–	3,272
Not rated (3)	12,125	953	–	13,078	12,802	952	–	13,754
Impaired	–	–	949	949	–	–	903	903
Gross residential mortgages	175,571	17,569	949	194,089	180,538	14,592	903	196,033
ACL	55	179	17	251	56	178	12	246
Carrying amount	175,516	17,390	932	193,838	180,482	14,414	891	195,787
Loans: Consumer instalment and other personal
Exceptionally low	10,076	1	–	10,077	9,984	1	–	9,985
Very low	39,548	788	–	40,336	21,962	35	–	21,997
Low	7,478	1,812	–	9,290	26,238	2,682	–	28,920
Medium	6,919	5,852	–	12,771	6,991	5,566	–	12,557
High	830	2,533	–	3,363	670	2,164	–	2,834
Not rated (3)	14,253	1,127	–	15,380	14,812	1,009	–	15,821
Impaired	–	–	624	624	–	–	627	627
Gross consumer instalment and other personal	79,104	12,113	624	91,841	80,657	11,457	627	92,741
ACL	174	530	183	887	182	532	160	874
Carrying amount	78,930	11,583	441	90,954	80,475	10,925	467	91,867
Loans: Credit cards (4)
Exceptionally low	1,512	–	–	1,512	1,643	–	–	1,643
Very low	2,014	9	–	2,023	2,129	4	–	2,133
Low	1,757	62	–	1,819	1,846	80	–	1,926
Medium	3,475	993	–	4,468	3,550	1,191	–	4,741
High	777	1,153	–	1,930	592	1,232	–	1,824
Not rated (3)	247	121	–	368	260	122	–	382
Impaired	–	–	–	–	–	–	–	–
Gross credit cards	9,782	2,338	–	12,120	10,020	2,629	–	12,649
ACL	137	526	–	663	125	527	–	652
Carrying amount	9,645	1,812	–	11,457	9,895	2,102	–	11,997
Loans: Business and government (2) (5)
Acceptable
Investment grade	191,811	2,825	–	194,636	188,707	3,873	–	192,580
Sub-investment grade	133,302	22,813	–	156,115	139,069	22,700	–	161,769
Watchlist	119	20,173	–	20,292	123	21,466	–	21,589
Impaired	–	–	5,290	5,290	–	–	5,561	5,561
Gross business and government	325,232	45,811	5,290	376,333	327,899	48,039	5,561	381,499
ACL	741	1,636	889	3,266	756	1,720	802	3,278
Carrying amount	324,491	44,175	4,401	373,067	327,143	46,319	4,759	378,221
Total gross loans and acceptances	589,689	77,831	6,863	674,383	599,114	76,717	7,091	682,922
Total net loans and acceptances	588,582	74,960	5,774	669,316	597,995	73,760	6,117	677,872
Commitments and financial guarantee contracts
Acceptable
Investment grade	205,704	1,298	–	207,002	202,913	1,544	–	204,457
Sub-investment grade	62,564	13,025	–	75,589	65,393	13,733	–	79,126
Watchlist	14	8,157	–	8,171	6	9,086	–	9,092
Impaired	–	–	1,755	1,755	–	–	1,660	1,660
Gross commitments and financial guarantee contracts	268,282	22,480	1,755	292,517	268,312	24,363	1,660	294,335
ACL	279	352	55	686	256	377	56	689
Carrying amount (6) (7)	$268,003	$22,128	$1,700	$291,831	$268,056	$23,986	$1,604	$293,646
(1)Includes PCI loans.
(2)Includes $60 million ($79 million as at October 31, 2025) of residential mortgages and $15,125 million ($13,231 million as at October 31, 2025) of business and government loans that are classified and measured at FVTPL, and not subject to ECL.
(3)Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios.
(4)Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(5)Includes customers’ liability under acceptances.
(6)Represents the total contractual amounts of undrawn credit facilities and other off-balance sheet exposures, excluding personal lines of credit and credit cards, which are unconditionally cancellable at our discretion.
(7)Certain commercial borrower commitments are conditional and may include recourse to counterparties.
Loans Past Due Not Impaired
Loans that are past due but not classified as impaired are loans where our customers have failed to make payments when contractually due but for which we expect the full amount of principal and interest payments to be collected. The following table presents loans that are past due but not classified as impaired as at January 31, 2026 and October 31, 2025. Loans for which payment is less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)	January 31, 2026			October 31, 2025
	30 to 89 days	90 days or more (1)	Total	30 to 89 days	90 days or more (1)	Total
Residential mortgages	$837	$12	$849	$854	$7	$861
Credit cards, consumer instalment and other personal	700	176	876	661	171	832
Business and government	540	9	549	616	8	624
Total	$2,077	$197	$2,274	$2,131	$186	$2,317
(1) Fully secured loans with amounts over 90 days past due that we have not classified as impaired totalled $12 million as at January 31, 2026 ($7 million as at October 31, 2025).
ECL Sensitivity and Key Economic Variables
The ECL model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The allowance for performing loans is sensitive to changes in both economic forecasts and the probability weight assigned to each forecast scenario. Many of the factors have a high degree of interdependency, although there is no single factor to which loan loss allowances as a whole are sensitive.
The upside scenario as at January 31, 2026 assumes a stronger economic environment than the base case forecast, with lower unemployment rates.
As at January 31, 2026, our base case scenario depicts a moderate economic recovery over the medium term as trade policy uncertainty diminishes and interest rates decline further in the U.S. Our base case forecast as at October 31, 2025 broadly depicted a weaker economic environment.
If we assumed a 100% weight on the base case forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately $2,925 million as at January 31, 2026 ($3,125 million as at October 31, 2025), compared to the reported allowance for performing loans of $4,609 million ($4,709 million as at October 31, 2025).
As at January 31, 2026, our downside scenario involves a sharp contraction in the Canadian and U.S. economies in the near term, followed by a relatively slow recovery. Our severe downside scenario depicts an even deeper contraction in the Canadian and U.S. economies than in the downside scenario. The severe downside scenario as at October 31, 2025 broadly depicted a similar economic environment over the projection period. If we assumed a 100% weight on the severe downside forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately $7,950 million as at
January 31, 2026 ($7,975 million as at October 31, 2025), compared to the reported allowance for performing loans of $4,609 million ($4,709 million as at October 31, 2025).
Actual results will differ as our portfolio will change through time due to migration, growth, changes in geopolitical risks, risk mitigation actions and other factors. In addition, our allowance will reflect the four economic scenarios used in assessing the allowance, with often unequal weightings attached to each scenario, which can change through time.

The following tables show the key economic variables used to estimate the allowance for performing loans forecast over the next 12 months or lifetime measurement period. The variables as at January 31, 2026 include the impact of tariffs and trade policy uncertainty on the economic outlook. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at January 31, 2026
	Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12	Remaining	First 12	Remaining	First 12	Remaining	First 12	Remaining
	months	horizon (1)	months	horizon (1)	months	horizon (1)	months	horizon (1)
Real GDP growth rates (2)
Canada	4.3%	3.0%	1.4%	2.1%	(2.4)%	1.6%	(3.8)%	1.2%
United States	4.8%	2.5%	2.0%	1.9%	(2.2)%	1.5%	(3.3)%	1.3%
Corporate BBB 10-year spread
Canada	1.2%	1.8%	1.8%	2.0%	3.5%	3.0%	4.2%	3.5%
United States	0.8%	1.5%	1.5%	1.9%	3.5%	3.0%	4.6%	3.6%
Unemployment rates
Canada	5.8%	5.3%	6.6%	6.4%	9.4%	9.6%	10.0%	10.5%
United States	3.7%	3.3%	4.7%	4.3%	7.1%	7.5%	7.8%	8.7%
Housing Price Index (2)
Canada (3)	3.2%	5.4%	(1.0)%	3.0%	(11.1)%	(1.3)%	(20.2)%	(5.0)%
United States (4)	4.3%	3.9%	1.2%	2.5%	(11.1)%	(1.1)%	(20.1)%	(4.3)%
(1)The remaining forecast period is two years.
(2)Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)In Canada, we use the Housing Price Index Benchmark Composite.
(4)In the United States, we use the National Case-Shiller House Price Index.

	As at October 31, 2025
	Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12	Remaining	First 12	Remaining	First 12	Remaining	First 12	Remaining
	months	horizon (1)	months	horizon (1)	months	horizon (1)	months	horizon (1)
Real GDP growth rates (2)
Canada	3.6%	2.8%	1.1%	2.1%	(2.7)%	1.6%	(4.0)%	1.2%
United States	4.5%	2.4%	1.7%	1.8%	(2.3)%	1.4%	(3.5)%	1.3%
Corporate BBB 10-year spread
Canada	1.2%	1.8%	1.7%	2.0%	3.4%	3.0%	4.2%	3.5%
United States	0.8%	1.5%	1.5%	1.9%	3.5%	3.0%	4.6%	3.6%
Unemployment rates
Canada	6.0%	5.5%	7.1%	6.4%	9.4%	9.6%	9.9%	10.5%
United States	3.6%	3.1%	4.5%	4.4%	6.8%	7.5%	7.5%	8.4%
Housing Price Index (2)
Canada (3)	3.9%	5.8%	(0.4)%	3.4%	(10.5)%	(0.7)%	(19.4)%	(5.0)%
United States (4)	3.7%	3.9%	0.7%	2.4%	(11.6)%	(1.1)%	(20.0)%	(4.3)%
(1)The remaining forecast period is two years.
(2)Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)In Canada, we use the Housing Price Index Benchmark Composite.
(4)In the United States, we use the National Case-Shiller House Price Index.

The ECL approach requires the recognition of credit losses generally based on 12 months of expected losses for performing loans (Stage 1) and the recognition of lifetime expected losses for performing loans that have experienced a significant increase in credit risk since origination (Stage 2). Under our current probability-weighted scenarios, if all of our performing loans were in Stage 1, our models would generate an allowance for performing loans of approximately $3,350 million ($3,375 million as at October 31, 2025), compared to the reported allowance for performing loans of
$4,609 million ($4,709 million as at October 31, 2025).